Commitments - Operating Lease Minimum Payment (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
No later than one year
Disclosure of finance lease and operating lease by lessee
Future minimum payments under operating leases	$ 28	$ 23
Later than one year but no later than five years
Disclosure of finance lease and operating lease by lessee
Future minimum payments under operating leases	37	33
More than five years
Disclosure of finance lease and operating lease by lessee
Future minimum payments under operating leases	$ 5	$ 9